Related Party Transactions (Details) - USD ($) $ in Thousands					12 Months Ended
	May 31, 2017	Apr. 13, 2017	Apr. 13, 2016	May 31, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction
Interest income					$ 29	$ 10
Contribution from Parent					1,900
IPC | General Advisory And Management Services
Related Party Transaction
Amount incurred					1,000	1,000	$ 1,000
IPC | General Advisory And Management Services | Minimum
Related Party Transaction
Specified amount of annual fees for ongoing advisory and management services				$ 500
Annual fee for ongoing advisory and management services as a percentage of adjusted EBITDA				0.75%
Executive Officer | Promissory Note Agreement
Related Party Transaction
Interest income					$ 30	$ 10
Executive Officer | Promissory Note Agreement | Other Noncurrent Assets
Related Party Transaction
Note receivable		$ 900	$ 1,000
Executive Officer | Promissory Note Agreement | Minimum
Related Party Transaction
Interest rate			1.45%
Executive Officer | Promissory Note Agreement | Maximum
Related Party Transaction
Interest rate		2.12%
Executive Officer | Parent Issuer UHS
Related Party Transaction
Unregistered shares sold by Parent	1,596,640
Contribution from Parent	$ 1,900